Note 4 - Summary of Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of subsidiaries included in financial statements explanatory [text block]
			Ownership (%)
Name of investor	Name of Subsidiary	Main business Activities	December 31, 2025	December 31, 2024	Note
The Company	Gorilla Science & Technology Holding, Inc. (Gorilla BVI)	Information software and data processing services	100%	100%
The Company	ISSCore Technology, Inc.	Information software and data processing services	100%	100%
The Company	Telmedia Technology Limited (Telmedia)	Information software and data processing services	100%	100%	1
The Company	Gorilla SPAC Partners Co. (Global)	Dormant corporation	100%	100%
The Company	Gorilla Technology UK Limited (Gorilla UK)	Information software and data processing services	100%	100%
The Company	Gorilla Technology Egypt LLC (Gorilla Egypt)	Information software and data processing services	100%	100%
Gorilla UK and Gorilla Egypt	Gorilla Distribution Egypt	Software and hardware distribution services	100%	100%	1
Gorilla UK	Gorilla Technology Inc. (Gorilla Taiwan)	Information software and data processing services	100%	100%
Gorilla UK	NSGUARD Technology Inc. (NSGUARD)	Information software and data processing services	100%	100%
Gorilla UK	Gorilla Technology (India) Private Limited (Gorilla India)	Information software and data processing services	100%	100%
Gorilla UK	Gorilla Distribution Partners Limited (Gorilla Distribution)	Software and hardware distribution services	55%	55%
The Company	Gorilla Technology (Thailand) Co., Ltd. (Gorilla Thailand)	Information software and data processing services	100%	-	2
The Company	Gorilla Technology Pte. Ltd. (Gorilla Singapore)	Information software and data processing services	100%	-	3

Disclosure of useful lives for property, plant, and equipment, explanatory [text block]
(in years)
Buildings and structures	50
Transportation equipment	5
Office equipment	3 - 5
Leasehold improvements	3 - 6
Other equipment (1)	5